INCOME TAX - Income (loss) before provision for income taxes (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
INCOME TAX
Outside China areas	¥ (27,573,933)	$ (3,794,299)	¥ (34,038,460)	¥ 113,741,972
China	(23,861,877)	(3,283,503)	(27,419,593)	(20,066,451)
Total	¥ (51,435,810)	$ (7,077,802)	¥ (61,458,053)	¥ 93,675,521